Expense Example - 1290 Retirement 2035 Fund	Mar. 01, 2021 USD ($)
Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 637
Expense Example, with Redemption, 3 Years	1,147
Expense Example, with Redemption, 5 Years	1,683
Expense Example, with Redemption, 10 Years	3,142
Class T Shares
Expense Example:
Expense Example, with Redemption, 1 Year	340
Expense Example, with Redemption, 3 Years	866
Expense Example, with Redemption, 5 Years	1,419
Expense Example, with Redemption, 10 Years	2,924
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	555
Expense Example, with Redemption, 5 Years	1,071
Expense Example, with Redemption, 10 Years	2,489
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	708
Expense Example, with Redemption, 5 Years	1,324
Expense Example, with Redemption, 10 Years	$ 2,990